FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Changes in Fair Value
	December 31, 2019
	Fair value measurements using input type
	Level 1	Level 2	Total
Cash and cash equivalents:
Money market funds	$2,650		$2,650
Other current assets:
Foreign currency derivative instruments		$6	$6
Total financial assets	$2,650	$6	$2,656

	December 31, 2018
	Fair value measurements using input type
	Level 1	Level 2	Total
Cash and cash equivalents:
Money market funds	$4,307		$4,307
Other current liabilities:
Foreign currency derivative instruments		$(15)	$(15)
Total financial assets (Liabilities)	$4,307	$(15)	$4,292